Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,050,755)	$ (3,181,596)	$ (2,243,234)
net cash used in operating activities:
Depreciation expense	40,130	54,576	25,839
Impairment loss on long-term investment	585,333
Stock-based compensation	1,024,361	1,005,000
Allowance for bad debts	550,000
Loss on equity method investment		46,105	49,413
Noncash lease expense	353,419	337,221	340,132
Gain on lease termination	(4,437)
Gain on extinguishment of debt	(41,548)
Loss on disposal of property and equipment			2,721
Foreign currency transaction loss	38,670	35,464	216
Other noncash expense	906	722	85,086
Changes in operating assets and liabilities:
Operating lease liabilities	(393,740)	(266,637)	(231,485)
Accounts receivable	(148,466)	(30,360)	59,599
Security deposits	465,843	47,042	(102,967)
Prepaid expenses and other current assets	(54,782)	206,743	(82,494)
Deferred revenue	121,984	(63,966)	(14,819)
Salary payable	142,758	(49,024)	12,550
Accrued liabilities and other payables	273,818	(124,137)	(39,713)
NET CASH USED IN OPERATING ACTIVITIES	(4,096,506)	(1,982,847)	(2,139,156)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisition of subsidiaries, net of cash acquired			(109,494)
Purchase of property and equipment	(37,068)	(18,379)	(129,800)
Loan to related party			(79,510)
Collection of loan to related party	93,887	79,520
Loan to employee			(173,951)
Collection of loan to employee		173,974
Cash received from return of investment		306,518
Purchase of long-term investment	(350,000)	(873,577)	(232,721)
Loan to third parties	(2,300,000)
NET CASH USED IN BY INVESTING ACTIVITIES	(2,593,181)	(331,944)	(725,476)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term loan		41,250
Payment on finance lease	(163,301)
Advances from related parties			14,496
Proceeds from issuance of stocks	16,637,200		6,851,401
Repayments to related parties	(2,339)	(4,000)	(427,681)
NET CASH PROVIDED BY FINANCING ACTIVITIES	16,471,560	37,250	6,438,216
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(1,579)	60,946	(24,688)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,780,294	(2,216,595)	3,548,896
CASH AND CASH EQUIVALENTS - beginning of year	1,425,926	3,642,521	93,625
CASH AND CASH EQUIVALENTS - end of year	11,206,220	1,425,926	3,642,521
Cash paid for:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cancellation of treasury stock		36,000
Proceeds from issuance of stocks deposited in escrow			500,000
Expenses paid by related parties on behalf of the Company		4,000	179,503
Acquisition consideration given up by a related party		1,000
Loan receivable from return of investment	350,000	92,831
Remeasurement of the lease liabilities and right-of-use assets due to lease modification		32,227
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 170,112